SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Other cost of sales/amortization	$ (5,220)	$ (5,300)
Exploration, evaluation and project expenses not attributable to segments	(383)	(354)
General and administrative expenses	(265)	(248)
Other (expense) income not attributable to segments	(90)	799
Impairment charges (reversals)	(900)	212
Loss on currency translation	(136)	(72)
Closed mine rehabilitation	13	(55)
Income from equity investees	46	76
Finance costs, net (includes non-segment accretion)	(545)	(691)
Gain on non-hedge derivatives	0	6
Loss (income) before income taxes	(237)	2,747
Gain on interest rate hedges	(3)	(6)
Gain (loss) on extinguishment of borrowings	29	127
Operating segments
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses not attributable to segments	(150)	(168)
General and administrative expenses	(26)	(21)
Other (expense) income not attributable to segments	(95)	(157)
Loss (income) before income taxes	1,809	2,806
Reconciling items
Disclosure of operating segments [line items]
Other cost of sales/amortization	(31)	(57)
Exploration, evaluation and project expenses not attributable to segments	(233)	(186)
General and administrative expenses	(265)	(248)
Other (expense) income not attributable to segments	(69)	901
Impairment charges (reversals)	(900)	212
Loss on currency translation	(136)	(72)
Closed mine rehabilitation	13	(55)
Income from equity investees	46	76
Finance costs, net (includes non-segment accretion)	(471)	(636)
Gain on non-hedge derivatives	0	6
Gain on interest rate hedges	4	27
Gain (loss) on extinguishment of borrowings	29	127
Unrealized gain (loss) on non-hedge derivatives	$ 1	$ 1